VY JPMorgan Mid Cap Value Portfolio Investment Strategy - VY JPMorgan Mid Cap Value Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. For this Portfolio, the sub-adviser (the “Sub-Adviser”) defines mid-capitalization companies as those companies with market capitalizations between $1 billion and $20 billion or the highest market capitalization included in the Russell Midcap® Value Index (the “Index”), whichever is higher, at the time of purchase. The market capitalization of companies within the Index will change with market conditions. As of December 31, 2024, the market capitalization of companies within the Index ranged from $355.1 million to $75.2 billion. Market capitalization is the total market value of a company's shares. The Portfolio seeks to invest in equity securities that the Sub-Adviser believes to be undervalued. Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter (“OTC”) market in the U.S. The Portfolio may invest in other equity securities, which include preferred stocks, convertible securities, and foreign (non-U.S.) securities, which may take the form of depositary receipts. The Portfolio also may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, covered call options, options on futures contracts and stock index futures and options as a substitute for securities in which the Portfolio can invest to more effectively gain targeted equity exposure from its cash position and for the purpose of reducing transaction costs and managing risk. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In managing the Portfolio, the Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening, and proprietary fundamental analysis. The Sub-Adviser looks for quality companies, which appear to be attractively valued and have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the Sub-Adviser seeks to assess the impact of environmental, social, and governance (“ESG”) factors on many issuers in the universe in which the Portfolio may invest. The Sub-Adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, ESG Integration does not change the Portfolio’s investment objectives, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals. The Sub-Adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.